Investments in associates - Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of associates [abstract]
Balance - January 1	$ 103,640	$ 304,911
Acquisitions	14,954	37,335
Interests receivable paid in shares	0	1,820
Exercise of warrants	36	2,209
Share of loss	(7,657)	(22,209)
Share of other comprehensive income (loss)	1,506	(352)
Net gain (loss) on ownership dilution	10,381	(3,687)
Disposals	0	(84,293)
Loss on disposals	0	(2,440)
Deemed disposal	(0)	(77,123)
Gain (loss) on deemed disposals	5,357	(24,255)
Transfers to other investments	(8,998)	(9,676)
Impairment	(0)	12,500
Deemed repurchase of Osisko common shares held by an associate	0	(6,100)
Balance - December 31	$ 119,219	$ 103,640